Share repurchase program (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Repurchase of shares cost | ¥								¥ 737,501
Proceeds from settlement of capped call options | ¥								737,501
ADS
Authorized amount | $	$ 1,000,000	$ 1,000,000			$ 1,000,000
Shares repurchased total (in ADS shares) | shares			2,332,048	2,332,048
Repurchase period (in months)	12 months	24 months
Shares repurchased during the year (in ADS shares) | shares			935,848	935,848	1,396,200	1,396,200			31,065,784	31,065,784
Repurchase of shares cost			$ 19,101	¥ 131,010	$ 29,999	¥ 205,886			$ 800,000	¥ 5,338,276
Weighted average repurchase price (in dollars per ADS) | $ / shares			$ 20.41		$ 21.48				$ 25.75
Payments under share repurchase program involving capped call options									$ 300,000	2,007,100
Proceeds from settlement of capped call options							$ 107,239	¥ 737,501	$ 216,220	¥ 1,463,218